PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expenses	¥ 988,467	$ 143,314	¥ 942,990
Tax recoverables	620,901	90,022	964,262
Deposits	59,653	8,649	68,887
Loan to third parties	376,851	54,638	17,492
Interest receivables	544	79	728
Staff advances	2,992	434	1,561
Others	98,092	14,225	53,991
Prepaid expenses and other current assets	2,147,500	$ 311,361	¥ 2,049,911
Loan to third party
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan to third parties	97,351
Shareholders of KS Kunhui
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan to third parties	¥ 279,500
Interest rate (as a percent)	7.50%	7.50%